Stock-Based Awards (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Assumptions used to Determine Fair Value of Stock Options Granted to Employees and Directors
The assumptions that the Company used to determine the fair value of the stock options granted to employees and directors were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2022	2021	2020
Risk-free interest rate	1.94%	0.89%	1.29%
Expected term (in years)	5.96	5.96	5.99
Expected volatility	76.79%	83.87%	71.34%
Expected dividend yield	—%	—%	—%

Summary of Stock Option Activity
The following table summarizes the Company’s stock option activity for the year ended December 31, 2022:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

	(in years)
Outstanding as of December 31, 2021	7,057,258	$6.59	6.98	$4,678
Granted	2,112,300	3.42
Exercised	(9,343)	1.18
Forfeited	(926,885)	6.95

Outstanding as of December 31, 2022	8,233,330	$5.74	6.68	$159

Options exercisable at December 31, 2022	5,622,263	$5.98	5.75	$159

Vested and expected to vest at December 31, 2022	8,233,330	$5.74	6.68	$159

The following table summarizes the Company’s stock option under the Inducement Plan activity since December 31, 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

	(in years)
Outstanding as of December 31, 2021	—	$—	0	$—
Granted	371,600	2.66
Exercised	—	—
Forfeited	(161,200)	2.73

Outstanding as of December 31, 2022	210,400	$2.61	9.36	$—

Options exercisable at December 31, 2022	—	$—	0	$—

Vested and expected to vest at December 31, 2022	210,400	$2.61	9.36	$—

Summary of Restricted Stock Unit Activity
The table below summarizes the Company’s restricted stock unit activity since December 31, 2021:

	Number of Shares	Weighted Average Grant-Date Fair Value
Unvested restricted stock units as of December 31, 2021	—	$—
Granted	732,000	3.64
Vested	(284,400)	3.64
Forfeited	(61,620)	3.64

Unvested restricted stock units as of December 31, 2022	385,980	$3.64

Summary of Stock-Based Compensation Expense Related to Stock Options, Restricted Stock Awards and ESPP
The Company recorded stock-based compensation expense related to stock options, restricted stock awards, and the ESPP in the following expense categories of its statements of operations and comprehensive loss:

	Year Ended December 31,
	2022	2021	2020
Research and development expenses	$2,630	$2,431	$2,826
General and administrative expenses	4,593	6,115	4,939

	$7,223	$8,546	$7,765